UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21879

Exact name of registrant as specified in charter:	Oppenheimer Rochester Massachusetts Municipal Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	3/31

Date of reporting period:	07/01/2013-06/30/2014

Item 1.

FORM N-PX

ICA File Number:  811-21879

Registrant Name:  Oppenheimer Rochester Massachusetts Municipal Fund

Reporting Period:  07/01/2013 - 06/30/2014

Oppenheimer Rochester Massachusetts Municipal Fund

AMERICAN AIRLINES GROUP INC. Meeting Date: JUN 04, 2014 Record Date: APR 16, 2014 Meeting Type: ANNUAL
Ticker: AAL Security ID: 02376R102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director James F. Albaugh	Management	For	For
1b	Elect Director Jeffrey D. Benjamin	Management	For	For
1c	Elect Director John T. Cahill	Management	For	For
1d	Elect Director Michael J. Embler	Management	For	For
1e	Elect Director Matthew J. Hart	Management	For	For
1f	Elect Director Alberto Ibarguen	Management	For	For
1g	Elect Director Richard C. Kraemer	Management	For	For
1h	Elect Director Denise M. O'Leary	Management	For	For
1i	Elect Director W. Douglas Parker	Management	For	For
1j	Elect Director Ray M. Robinson	Management	For	For
1k	Elect Director Richard P. Schifter	Management	For	For
2	Ratify Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

MASSACHUSETTS DEV FIN AGY SR LIVING FAC REV Meeting Date: AUG 13, 2013 Record Date: JUL 09, 2013 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 57563TAD7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Accept The Plan	Management	None	For
2	Opt Out Release	Management	None	Against

MASSACHUSETTS DEV FIN AGY SR LIVING FAC REV Meeting Date: AUG 13, 2013 Record Date: JUL 09, 2013 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 57563TAE5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Accept The Plan	Management	None	For
2	Opt Out Release	Management	None	Against

PUERTO RICO REVENUE BDS Meeting Date: JUL 29, 2013 Record Date: MAY 01, 2013 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 745271DK9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Plan	Management	None	For
2	Mark For if you Answer: Yes - I am an American Citizen. Mark Against if you Answer: No - I am not an American Citizen	Management	None	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Rochester Massachusetts Municipal Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr.,
President and Principal Executive Officer

Date: August 22, 2014

*By:	/s/ Lisa Bloomberg
-----------------------------------------
Lisa Bloomberg, Attorney in Fact